INCOME TAXES (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Income Tax [Line Items]
Total current income tax expense	$ 92,323	$ (52,198)	$ (267,733)
Total deferred tax benefit (expense)	(134,171)	51,663	40,968
Total tax benefit (expense)	(41,848)	(535)	(226,765)
Foreign countries [member]
Disclosure Of Income Tax [Line Items]
Total current income tax expense	(1,568)	(11,774)	(35,442)
Total deferred tax benefit (expense)	(21,908)	32,243	19,940
Domestic [member]
Disclosure Of Income Tax [Line Items]
Total current income tax expense	93,891	(40,424)	(232,291)
Total deferred tax benefit (expense)	$ (112,263)	$ 19,420	$ 21,028